CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (Unaudited) - USD ($)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Noncontrolling Interest [Member]
Balance, amount at Dec. 31, 2019	$ 0	$ 3,638,357	$ 84,000	$ 0	$ (137,345)	$ 0
Balance, shares at Dec. 31, 2019	0	8,000,000	8,400,000	0	0	0
Common stock issued with convertible notes, shares			50,000
Common stock issued with convertible notes, amount		$ 3,585,012	$ 0	$ 500	$ 49,500	$ 0
Beneficial conversion feature		0	$ 50,000	0	0	25,000
Conversion of notes payable and accrued interest, shares			28,000
Conversion of notes payable and accrued interest, amount	$ 0	0	$ 0	25,000	0	280
Net loss	(1,465,444)	$ 27,720	$ 0	$ 0	$ 28,000	$ 0
Net Income (Loss)	$ (1,465,444)
Balance, shares at Dec. 31, 2020	0	8,000,000	8,478,000	0	0	0
Balance, amount at Dec. 31, 2020	$ 2,222,568
Balance, amount at Dec. 31, 2020	2,222,568	$ 3,638,357	$ 84,780	$ 102,220	$ (1,602,789)	$ 0
Conversion of notes payable and accrued interest, amount	0
Net loss	(1,196,703)	0	$ 0	0	(1,196,703)	0
Net Income (Loss)	(1,196,703)
Related Party Accounts Payable Converted to Common Stock, shares			525,000
Related Party Accounts Payable Converted to Common Stock, amount	525,000	0	$ 5,250	519,750	0	0
Reduction of Par Value of Common Stock	0	0	$ (165,559)	165,559	0	0
Promissory note investors, shares			535,052
Promissory note investors, amount	535,053	$ 0	$ 5,350	529,703	0	0
Preference share dividend issued, shares		757,479
Preference share dividend issued, amount	(757,479)	$ 0	0	(757,479)	0	0
Creation of related party warrant discounts	149,831	0	$ 0	149,831	0	0
Service expenses paid with shares, shares			100,000
Service expenses paid with shares, amount	100,000	$ 0	$ 1,000	99,000	0	0
Conversion of preference shares, shares		(8,757,479)	8,757,479
Conversion of preference shares, amount	757,479	$ (3,638,357)	$ 87,575	4,308,262	0	0
Balance, shares at Sep. 30, 2021			18,395,531
Balance, amount at Sep. 30, 2021	2,335,749	$ 0	$ 18,396	$ 5,116,845	$ (2,799,492)	$ 0
Balance, amount at Dec. 31, 2020	$ 2,222,568
Balance, shares at Dec. 31, 2020	0	8,000,000	8,478,000	0	0	0
Balance, amount at Dec. 31, 2020	$ 2,222,568	$ 3,638,357	$ 84,780	$ 102,220	$ (1,602,789)	$ 0
Conversion of notes payable and accrued interest, amount	525,000
Net loss	(1,870,675)	1,300	$ 1,298,700	0	0	1,300,000
Convertible Notes Converted to Common Stock, shares			535,053
Net Income (Loss)	(1,856,425)	0	$ 0	0	(1,856,425)	0
Convertible Notes Converted to Common Stock, amount		3,638,357	$ 84,780	102,220	(1,602,789)	0
Shares issued for Consulting Services, shares			100,000
Shares issued for Consulting Services, amount		2,222,568	$ 0	5,350	529,703	0
Dividend on Preferred Stock		$ 0	$ 535,053		1,000	99,000
Related Party Accounts Payable Converted to Common Stock, shares			525,000
Related Party Accounts Payable Converted to Common Stock, amount				100,000	757,479	0
Preferred Stock Converted to Common Stock, shares		(8,000,000)	8,757,479
Preferred Stock Converted to Common Stock, amount		$ (757,479)	$ 0	0	0	0
Discount on Promissory Note Due to Issuance of Warrants		5,250	519,750	0	0	525,000
Reduction of Par Value of Common Stock		(4,395,836)	87,575	4,308,261	0	0
Pre-IPO Common Share Issuance - Expense		0	$ 0	0	149,831	0
Pre-IPO Common Share Issuance, shares			1,300,000
Pre-IPO Common Share Issuance, amount		0	$ 149,831	0	(165,559)	165,559
Issue of 100m Parent Company Warrants to Broker		0	0	0	0	0
Net Loss attributable to Non-controlling interests		(272,435)	$ 0	0	(272,435)
Balance, shares at Dec. 31, 2021			19,695,532
Balance, amount at Dec. 31, 2021	2,881,910		$ 19,695,532	178,318	0	0
Balance, amount at Dec. 31, 2021	2,867,660	0	$ 19,696	6,321,428	(3,459,214)	(14,250)
Balance, shares at Jun. 30, 2021			18,395,531
Balance, amount at Jun. 30, 2021	2,703,331	0	$ 183,955	4,951,286	(2,431,910)	0
Net loss	(367,303)	0	0	0	(367,303)	0
Net Income (Loss)	(367,303)
Conversion of preference shares	0	0	$ (165,559)	165,559	0	0
Balance, shares at Sep. 30, 2021			18,395,531
Balance, amount at Sep. 30, 2021	2,335,749	0	$ 18,396	5,116,845	(2,799,492)	0
Balance, shares at Dec. 31, 2021			19,695,532
Balance, amount at Dec. 31, 2021	2,867,660	0	$ 19,696	6,321,428	(3,459,214)	(14,250)
Conversion of notes payable and accrued interest, amount	100,000
Net loss	(2,024,039)	0	$ 0	0	(2,024,039)	0
Net Income (Loss)	(2,021,839)
Pre-IPO Common Share Issuance, shares			1,000,000
Pre-IPO Common Share Issuance, amount	6,000,000	0	$ 1,000	5,999,000	0	0
Net Loss attributable to Non-controlling interests	0	0	0	0	2,200	(2,200)
Warrant valuation expense	437,375	0	$ 0	437,375	0	0
Pre-IPO 2 capital raise, shares			208,000
Pre-IPO 2 capital raise, amount	416,000	0	$ 208	415,792	0	0
Pre-IPO 2 capital raise expenses	(76,525)	0	$ 0	(76,525)	0	0
Convertible note converted to common stock, shares			56,592
Convertible note converted to common stock, amount	56,591	0	$ 56	56,535	0	0
Acquisition of machinery and trademarks, shares			2,000,000
Acquisition of machinery and trademarks, amount	4,000,000	0	$ 2,000	3,998,000	0	0
Conversion of accounts payable to common stock, shares			50,000
Conversion of accounts payable to common stock, amount	100,000	0	$ 50	99,950	0	0
JV partner capital contribution to joint venture	52,000	0	0	52,000	0	0
IPO capital raise expense	(531,188)	0	$ 0	0	0	0
Boustead cashless warrant conversion, shares			54,928
Boustead cashless warrant conversion, amount	0	0	$ 55	(55)	0	0
Titan General Agency Ltd. debt repayment, shares			266,667
Titan General Agency Ltd. debt repayment, amount	1,182,681	0	$ 267	1,182,414	0	0
North Equities USA Ltd. - marketing services, shares			41,494
North Equities USA Ltd. - marketing services, amount	100,000	0	$ 41	99,959	0	0
Equity attributable to non-controlling interests	0	0	$ 0	0	(9,163)	9,163
Balance, shares at Sep. 30, 2022			23,373,213
Balance, amount at Sep. 30, 2022	12,587,842
Balance, amount at Sep. 30, 2022	12,580,555	0	$ 23,373	18,054,685	(5,490,216)	(7,287)
Balance, shares at Jun. 30, 2022			19,960,124
Balance, amount at Jun. 30, 2022	2,726,535	0	$ 19,960	7,154,605	(4,432,197)	(15,833)
Net loss	(1,049,473)	0	$ 0	0	(1,049,473)	0
Net Income (Loss)	(1,048,856)
Pre-IPO Common Share Issuance, shares			1,000,000
Pre-IPO Common Share Issuance, amount	6,000,000	0	$ 1,000	5,999,000	0	0
Net Loss attributable to Non-controlling interests	0	0	$ 0	0	617	(617)
Acquisition of machinery and trademarks, shares			2,000,000
Conversion of accounts payable to common stock, shares			50,000
Conversion of accounts payable to common stock, amount	100,000	0	$ 50	99,950	0	0
JV partner capital contribution to joint venture	52,000	0	0	52,000	0	0
IPO capital raise expense	(531,188)	0	$ 0	(531,188)	0	0
Boustead cashless warrant conversion, shares			54,928
Boustead cashless warrant conversion, amount	0	0	$ 55	(55)	0	0
Titan General Agency Ltd. debt repayment, shares			266,667
Titan General Agency Ltd. debt repayment, amount	1,182,681	0	$ 267	1,182,414	0	0
North Equities USA Ltd. - marketing services, shares			41,494
North Equities USA Ltd. - marketing services, amount	100,000	0	$ 41	99,959	0	0
Equity attributable to non-controlling interests	0	0	0	0	(9,163)	9,163
Acquisition of machinery and trademarks, amount		0	$ 2,000	3,998,000	0	0
Balance, shares at Sep. 30, 2022			23,373,213
Balance, amount at Sep. 30, 2022	12,587,842
Balance, amount at Sep. 30, 2022	$ 12,580,555	$ 0	$ 23,373	$ 18,054,685	$ (5,490,216)	$ (7,287)